FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI April 30, 2002

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     4645 1141175.000SH     SOLE               437825.000        703350.000
                                                                12 3000.000 SH       OTHER                             3000.000
Abbott Laboratories            COM              002824100      174 3300.000 SH       SOLE                                   3300.000
                                                                42  800.000 SH       OTHER                              800.000
Alcoa                          COM              013817101     6753 178925.000SH      SOLE                63575.000        115350.000
Allstate Corp.                 COM              020002101     6762 179040.000SH      SOLE                63500.000        115540.000
                                                               144 3800.000 SH       OTHER                        3800.000
American International Group   COM              026874107      507 7024.000 SH       SOLE                                   7024.000
                                                                46  631.000 SH       OTHER                              631.000
Andrew Corporation             COM              034425108     4795 286625.000SH      SOLE               109450.000        177175.000
                                                                22 1300.000 SH       OTHER                             1300.000
Apache Corp.                   COM              037411105      549 9652.000 SH       SOLE                  275.000          9377.000
                                                                28  495.000 SH       OTHER                              495.000
Applied Materials, Inc.        COM              038222105      651 12000.000SH       SOLE                                  12000.000
Atmel Corp.                    COM              049513104     6640 654810.000SH      SOLE               250100.000        404710.000
Avon Products, Inc.            COM              054303102     6727 123845.000SH      SOLE                49635.000         74210.000
BP PLC-Spons ADR               COM              055622104      430 8105.000 SH       SOLE                                   8105.000
                                                               213 4012.000 SH       OTHER                              4012.000
Bellsouth Corporation          COM              079860102       86 2346.000 SH       SOLE                                   2346.000
                                                               181 4912.000 SH       OTHER                              4912.000
Bristol Myers Squibb           COM              110122108      317 7825.000 SH       SOLE                                   7825.000
Calpine Corp                   COM              131347106     4253 334895.000SH      SOLE               118020.000        216875.000
                                                                58 4550.000 SH       OTHER                             4550.000
Carnival Corp Class A          COM              143658102     8491 260050.000SH      SOLE                95250.000        164800.000
                                                               114 3500.000 SH       OTHER                             3500.000
Citigroup, Inc.                COM              172967101     6784 136986.000SH      SOLE                50705.000         86281.000
Citizens Banking Corp.         COM              174420109      220 6765.000 SH       SOLE                                   6765.000
Clarcor, Inc.                  COM              179895107     1488 46500.000SH       SOLE                                  46500.000
Coca-Cola Company              COM              191216100      378 7230.000 SH       SOLE                                   7230.000
Colgate Palmolive              COM              194162103     1012 17705.000SH       SOLE                                  17705.000
                                                                54  940.000 SH       OTHER                              940.000
Comerica Inc                   COM              200340107     1648 26331.000SH       SOLE                 1000.000         25331.000
                                                               870 13898.000SH       OTHER                       13898.000
Compaq Computer Corp.          COM              204493100     5197 497315.000SH      SOLE               188650.000        308665.000
                                                                18 1700.000 SH       OTHER                             1700.000
DPL Inc                        COM              233293109      316 12355.000SH       SOLE                                  12355.000
                                                                58 2287.000 SH       OTHER                             2287.000
Electronic Data System Corp.   COM              285661104     5604 96635.000SH       SOLE                34445.000         62190.000
                                                                74 1275.000 SH       OTHER                             1275.000
Equity Office Properties Trust COM              294741103     2759 91984.000SH       SOLE                63700.000         28284.000
Equity Residential Properties  COM              29476L107      583 20300.000SH       SOLE                 5800.000         14500.000
Exxon Mobil Corporation        COM              302316102     2617 59717.000SH       SOLE                 3956.000         55761.000
                                                               572 13060.000SH       OTHER                  13060.000
Fannie Mae                     COM              313586109     6581 82385.000SH       SOLE                28980.000         53405.000
                                                               100 1250.000 SH       OTHER                             1250.000
Fifth Third Bancorp            COM              316773100      480 7114.000 SH       SOLE                                   7114.000
                                                              1228 18195.000SH       OTHER                       18195.000
General Electric               COM              369604103     2246 59976.000SH       SOLE                                  59976.000
                                                               278 7425.000 SH       OTHER                             7425.000
Global SanteFe Corp            COM              G3930E101     1044 31925.000SH       SOLE                  900.000         31025.000
Grainger W.W.                  COM              384802104      225 4000.000 SH       SOLE                                   4000.000
Henry Schein Inc.              COM              806407102     7424 168535.000SH      SOLE                62750.000        105785.000
                                                                35  800.000 SH       OTHER                              800.000
Hibernia Corp Class A          COM              428656102     5897 308765.000SH      SOLE               131340.000        177425.000
Honeywell International, Inc.  COM              438516106     8571 223950.000SH      SOLE                79575.000        144375.000
                                                                50 1300.000 SH       OTHER                             1300.000
IBM                            COM              459200101      263 2525.000 SH       SOLE                                   2525.000
                                                                21  200.000 SH       OTHER                              200.000
Intel Corp                     COM              458140100      499 16400.000SH       SOLE                                  16400.000
                                                               100 3300.000 SH       OTHER                             3300.000
Interpublic Group Companies, I COM              460690100     4114 120015.000SH      SOLE                11185.000        108830.000
                                                                34 1000.000 SH       OTHER                             1000.000
JLG Industries                 COM              466210101      345 23323.000SH       SOLE                                  23323.000
                                                                55 3700.000 SH       OTHER                             3700.000
JP Morgan Chase & Co.          COM              46625H100     6648 186473.000SH      SOLE                69062.000        117411.000
                                                                21  600.000 SH       OTHER                              600.000
Johnson & Johnson              COM              478160104     7120 109630.000SH      SOLE                37650.000         71980.000
                                                                38  580.000 SH       OTHER                             580.000
KPMG Consulting, Inc.          COM              48265R109     6997 346400.000SH      SOLE               126300.000        220100.000
Kroger Co.                     COM              501044101     6524 294425.000SH      SOLE               105525.000        188900.000
                                                                62 2800.000 SH       OTHER                             2800.000
MBIA Inc                       COM              55262C100      479 8750.000 SH       SOLE                                   8750.000
Marathon Oil Corp.             COM              565849106     4490 155908.000SH      SOLE                75258.000         80650.000
                                                                 9  300.000 SH       OTHER                              300.000
McDonalds Corp                 COM              580135101     6513 234720.000SH      SOLE                80550.000        154170.000
                                                                67 2400.000 SH       OTHER                             2400.000
Medtronic Inc                  COM              585055106      411 9100.000 SH       SOLE                                   9100.000
                                                               172 3800.000 SH       OTHER                             3800.000
Merck & Company                COM              589331107     5022 87225.000SH       SOLE                32525.000         54700.000
                                                                37  635.000 SH       OTHER                              635.000
Microsoft Corp.                COM              594918104     3250 53895.000SH       SOLE                 4825.000         49070.000
                                                                30  500.000 SH       OTHER                              500.000
Nabors Industries              COM              629568106     4877 115425.000SH      SOLE                38175.000         77250.000
National City Corp.            COM              635405103      133 4320.000 SH       SOLE                                   4320.000
                                                               109 3548.000 SH       OTHER                              3548.000
Newmont Mining Corp.           COM              651639106     7973 287955.000SH      SOLE                96750.000        191205.000
                                                                91 3300.000 SH       OTHER                             3300.000
Noble Drilling Corp.           COM              655042109      417 10075.000SH       SOLE                 1700.000          8375.000
Pfizer                         COM              717081103      839 21100.000SH       SOLE                                  21100.000
Royal Dutch Petroleum          COM              780257705      456 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      429 11450.000SH       SOLE                                  11450.000
                                                               439 11717.000SH       OTHER                        11717.000
SPX Corp                       COM              784635104     9897 69905.000SH       SOLE                24605.000         45300.000
Schering Plough                COM              806605101     5724 182873.000SH      SOLE                62400.000        120473.000
                                                                61 1950.000 SH       OTHER                             1950.000
Shell Transport & Trading      COM              822703609      567 12800.000SH       SOLE                  200.000         12600.000
Sovereign Bancorp, Inc.        COM              845905108     3523 250775.000SH      SOLE               163400.000         87375.000
Stryker Corp                   COM              863667101      412 6827.000 SH       SOLE                                   6827.000
Transocean Sedco Forex, Inc.   COM              G90078109     3200 96293.000SH       SOLE                42755.000         53538.000
                                                                27  801.000 SH       OTHER                              801.000
Tyco International Ltd New     COM              902124106     6740 208549.000SH      SOLE                72477.000        136072.000
                                                                21  650.000 SH       OTHER                              650.000
Verizon Communications         COM              92343V104     6048 131193.000SH      SOLE                45205.000         85988.000
                                                               206 4479.000 SH       OTHER                        4479.000
W.R. Berkley Corp.             COM              084423102     7615 132475.000SH      SOLE                46400.000         86075.000
WalMart Stores                 COM              931142103      240 3910.000 SH       SOLE                                   3910.000
Walgreen Co.                   COM              931422109      314 8000.000 SH       SOLE                                   8000.000
Wells Fargo & Co.              COM              949740104       20  400.000 SH       SOLE                                    400.000
                                                               795 16100.000SH       OTHER                       16100.000
Wyeth                          COM              983024100      277 4225.000 SH       SOLE                                   4225.000
Zebra Technologies             COM              989207105      206 3800.000 SH       SOLE                                   3800.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total: $232,025